Restructuring and Impairments - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring accrual	$ 1,714	$ 11,599
2019 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost incurred to date		313,200
Restructuring accrual	1,505	11,166	$ 60,232
2019 Restructuring | Accrued Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring accrual	$ 1,500	$ 11,200